VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
VARIABLE INTEREST ENTITIES
Percentage of operating profit generated by the VIEs	90.00%		90.00%
Initial term of exclusive technical service agreement	20 years		20 years
VIEs contribution on net revenue	100.00%	39.90%	53.30%	95.00%	27.30%
VIEs account on total assets	57.80%		83.00%	48.90%
VIEs account on total liabilities	57.80%		39.80%	37.00%